As filed with the U.S. Securities and Exchange Commission on November 7, 2013

File No. 333-187212

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

JPMorgan Trust II

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:	With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 460 Polaris Parkway, OH1-1151 Westerville, OH 43082	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of JPMorgan Trust II (the “Trust”), filed with the Commission on March 13, 2013 (Accession No. 0001193125-13-104566; 1933 Act Registration No. 333-187212) as amended (the “Registration Statement”), is being filed solely to add Exhibits (12) and (16)(b) to the Registration Statement and to update Part C. The prospectus and statement of additional information included in Post-Effective Amendment No. 1 to the Registration Statement are incorporated herein by reference.

Item 16. Exhibits

(1)(a)	Certificate of Trust dated November 12, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001193125-05-032909).

(1)(b)	Declaration of Trust dated November 5, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in post- Effective Amendment No. 69 as filed on February 18, 2005 (Accession number 0001193125-05-032909).

(1)(c)	Amended Schedule B, dated April 30, 2013, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(2)	Amended and Restated By-Laws dated December 31, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-080018).

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization by and between JPMorgan Trust II and JPMorgan Value Opportunities Fund, Inc. Incorporated herein by reference to the Registrant’s Registration on Form N-14 as filed on March 13, 2013 (Accession Number 0001193125-13-104566).

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)(a)	Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(6)(b)	Form of Revised Schedule A dated as of April 30, 2013 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(6)(c)	Amendment to Investment Advisory Agreement between JPMorgan Trust II and JPMIA, dated as of December 31, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(6)(d)	Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(6)(e)	Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(6)(f)	Amended and Restated Schedule A to the Investment Advisory Agreement between JPMorgan Trust II and JPMorgan Investment Advisors Inc. (amended as of June 26, 2006). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(7)(a)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(7)(a)(2)	Amendment to the Distribution Agreement, including Schedule A, dated August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on October 28, 2013 (Accession Number 0001193125-13-413482).

(7)(a)(3)	Amended Schedule B to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(7)(a)(4)	Amended Schedule C to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(7)(a)(5)	Amended Schedule D to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(7)(a)(6)	Amended Schedule E to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(7)(a)(7)	Amended Schedule F to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(8)	Form of Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(9)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002213).

(9)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 22, 2013 (Accession Number 0001193125-13-413482).

(10)(a)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(10)(b)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(10)(c)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibit A, amended as of June 19, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(10)(d)	Exhibit B, amended as of October 2, 2013, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(12)	Opinion of Dechert LLP regarding tax matters. Filed herewith.

(13)(a)(1)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009 (Accession Number 0001145443-09-002629).

(13)(a)(2)	Appendix A-1 to the Transfer Agency Agreement, dated August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(13)(a)(3)	Amendment to Transfer Agency Agreement, dated February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(13)(a)(4)	Addendum to Transfer Agency Agreement between the Trust and BFDS, dated as of March 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184358).

(13)(a)(5)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated as of March 30, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184358).

(13)(b)(1)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(13)(b)(2)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(13)(b)(3)	Amended Schedule B to the Administration Agreement (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(13)(c)(1)	Securities Lending Agreement, Amended and Restated February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(13)(c)(2)	Amended to Securities Lending Agreement, Amended and Restated, effective as of March 1, 2011, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(13)(c)(3)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(13)(c)(4)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-12-081063).

(13)(c)(5)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(13)(c)(6)	Amended and Restated The Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(13)(d)(1)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(13)(d)(2)	Amendment to the Shareholder Servicing Agreement including Schedules A and B (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(13)(d)(3)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(13)(d)(4)	Form of Sub Transfer Agency Agreement between the Recordkeeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(13)(d)(5)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(13)(d)(6)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(13)(d)(7)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435217).

(13)(e)(1)	Fee Waiver Agreement for the R Class shares of the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(13)(e)(2)	Fee Waiver Agreement for the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(13)(e)(3)	Form of JPMOS Service Agreement and Sales Agreement for JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435217).

(13)(e)(4)	Form of Fee Waiver Agreement for the JPMorgan International Equity Index Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-080018).

(13)(e)(5)	Form of Amendment to the JPMorgan Trust II Funds Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 86 as filed on February 27, 2007 (Accession Number 0001145443-07-000492).

(13)(e)(6)	Form of Fee Waiver Agreement for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184358).

(13)(e)(7)	Form of Fee Waiver Agreement, dated July 1, 2012, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2012 (Accession Number 0001193125-12-287269).

(13)(e)(8)	Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, thereto, dated November 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-12-413482).

(13)(e)(9)	Form of Fee Waiver for the Class R2 Shares Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145442-08-002494).

(13)(e)(10)	Form of Fee Waiver for the E*TRADE Shares for the JPMorgan Liquid Assets Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(13)(e)(11)	Form of Fee Waiver for the Class R2 Shares for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(13)(e)(12)	Form of Fee Waiver for the Service Shares for the JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002755).

(13)(e)(13)	Form of Fee Waiver for JPMorgan Large Cap Growth Fund, Class R5 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 13, 2009 (Accession Number 001145443-09-000187).

(13)(e)(14)	Form of Fee Waiver for New Classes for the JPMorgan Short Term Municipal Bond Fund, and JPMorgan Core Plus Bond Fund and JPMorgan Diversified Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 20, 2009 (Accession Number 0001145443-09-000542).

(13)(e)(15)	Form of Fee Waiver Agreement for Class R6 Shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 29, 2010 (Accession Number 0001145443-10-002656).

(13)(e)(16)	Form of Fee Waiver Agreement for Class R2 and Class R5 Shares of JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2010 (Accession Number 000193125-10-286706).

(13)(e)(17)	Form of Fee Waiver Agreement for Class R5 and Class R6 Shares of the JPMorgan Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(13)(e)(18)	Form of Fund of Funds Service Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(13)(e)(19)	Form of Administrative Sub-Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(13)(e)(20)	Form of JPMOS Sales Agreement—JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(13)(e)(21)	Form of Fee Waiver for Class R6 Shares of the JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 16, 2011 (Accession Number 0001193125-11-313936).

(13)(e)(22)	Form of Fee Waiver Agreement for Eagle Class Shares of JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 27, 2011 (Accession Number 0001193125-11-352974).

(13)(e)(23)	Form of Fee Waiver Agreement for JPMorgan High Yield Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435217).

(13)(f)(1)	Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(13)(f)(2)	Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(14)	Consent of independent registered accountant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 13, 2013 (Accession Number 0001193125-13-104566).

(15)	None.

(16)(a)	Powers of Attorney for the Trustees, Patricia A. Maleski and Joy C. Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 13, 2013 (Accession Number 0001193125-13-104566).

(16)(b)	Powers of Attorney for Robert L. Young. Filed herewith.

Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Port-Effective Amendment to the Registration Statement to be signed on the behalf of the Registrant, City of Westerville and State of Ohio, on the 7th day of November, 2013.

JPMorgan Trust II (Registrant)

By: Robert L. Young*
Robert L. Young
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of November, 2013.

	JOHN F. FINN *		MITCHELL M. MERIN*
	John F. Finn		William G. Morton, Jr.
	Trustee		Trustee

	DR. MATTHEW GOLDSTEIN *		WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS *		ROBERT A. ODEN, JR.*
	Robert J. Higgins Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES *		FREDERICK W. RUEBECK*
	Frankie D. Hughes Trustee		Frederick W. Ruebeck Trustee

	PETER C. MARSHALL *		MARIAN U. PARDO*
	Peter C. Marshall Trustee		Marian U. Pardo Trustee

	MARY E. MARTINEZ*		JAMES J. SCHONBACHLER *
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	ROBERT L. YOUNG*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd Treasurer and Principal Financial Officer

By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.

(12)	Opinion and Consent of Dechert LLP regarding tax matters

(16)(b)	Powers of Attorney for Robert L. Young